Annual Total Returns (Bar Chart) (Invesco Van Kampen V.I. Comstock Fund, Series I shares, Invesco Van Kampen V.I. Comstock Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen V.I. Comstock Fund | Series I shares, Invesco Van Kampen V.I. Comstock Fund
Annual Total Returns
'01	(2.46%)
'02	(19.25%)
'03	30.99%
'04	17.76%
'05	4.37%
'06	16.28%
'07	(2.04%)
'08	(35.67%)
'09	28.78%
'10	15.98%